1. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Notes
1. Summary of Significant Accounting Policies

1.         SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business:

            1st Franklin Financial Corporation (the "Company") is a consumer finance company which originates and services direct cash loans, real estate loans and sales finance contracts through 315 branch offices located throughout the southeastern United States.  In addition to this business, the Company writes credit insurance when requested by its loan customers as an agent for a non-affiliated insurance company specializing in such insurance.  Two of the Company's wholly owned subsidiaries, Frandisco Life Insurance Company and Frandisco Property and Casualty Insurance Company, reinsure the credit life, the credit accident and health, the credit unemployment and the credit property insurance so written.

Basis of Consolidation:

            The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  Inter-company accounts and transactions have been eliminated.

Fair Values of Financial Instruments:

            The following methods and assumptions are used by the Company in estimating fair values for financial instruments.

                  Cash and Cash Equivalents.  Cash includes cash on hand and with banks.  Cash equivalents are short-term highly liquid investments with original maturities of three months or less.  The carrying value of cash and cash equivalents approximates fair value due to the relatively short period of time between the origination of the instruments and their expected realization.  Cash and cash equivalents are classified as a Level 1 financial asset.

                  Loans.  The fair value of the Company's direct cash loans and sales finance contracts approximate the carrying value since the estimated life, assuming prepayments, is short-term in nature.  The fair value of the Company's real estate loans approximate the carrying value since the interest rate charged by the Company approximates market rates.  Loans are classified as a Level 3 financial asset.

                  Investment Securities.  The fair value of investment securities is based on quoted market prices.  If a quoted market price is not available, fair value is estimated using market prices for similar securities.  Held-to-maturity investment securities are classified as Level 2 financial assets.  See additional information below regarding fair value under Accounting Standards Codification ("ASC")  No. 820, Fair Value Measurements.  See Note 4 for fair value measurement of available-for-sale investment securities and for information related to how these securities are valued.

                  Senior Debt.  The carrying value of the Company's senior debt securities approximates fair value due to the relatively short period of time between the origination of the instruments and their expected payment.  Senior debt securities are classified as a Level 2 financial liability.

                  Subordinated Debt.  The carrying value of the Company's subordinated debt securities approximates fair value due to the re-pricing frequency of the securities.  Subordinated debt securities are classified as a Level 2 financial liability.

Use of Estimates:

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could vary materially from these estimates.

Income Recognition:

            Accounting principles generally accepted in the United States of America require that an interest yield method be used to calculate the income recognized on accounts which have precomputed charges.  An interest yield method is used by the Company on each individual account with precomputed charges to calculate income for those on-going accounts, however, state regulations often allow interest refunds to be made according to the “Rule of 78's” method for payoffs and renewals.  Since the majority of the Company's accounts with precomputed charges are repaid or renewed prior to maturity, the result is that most of the accounts with precomputed charges effectively yield on a Rule of 78's basis.

            Precomputed finance charges are included in the gross amount of certain direct cash loans, sales finance contracts and certain real estate loans.  These precomputed charges are deferred and recognized as income on an accrual basis using the effective interest method.  Some other cash loans and real estate loans, which do not have precomputed charges, have income recognized on a simple interest accrual basis.  Any loan which becomes 60 days or more past due, based on original contractual term, is placed in a non-accrual status.  When a loan is placed in non-accrual status, income accruals are discontinued.  Accrued income prior to the date an account becomes 60 days or more past due is not reversed.  Income on loans in non-accrual status is earned only if payments are received.  A loan in nonaccrual status is restored to accrual status when it becomes less than 60 days past due.

            Loan fees and origination costs are deferred and recognized as an adjustment to the loan yield over the contractual life of the related loan.

            The property and casualty credit insurance policies written by the Company, as agent for an unrelated insurance company, are reinsured by the Company’s property and casualty insurance subsidiary.  The premiums are deferred and earned over the period of insurance coverage using the pro-rata method or the effective yield method, depending on whether the amount of insurance coverage generally remains level or declines.

            The credit life and accident and health policies written by the Company, as agent for an unrelated insurance company, are reinsured by the Company’s life insurance subsidiary.  The premiums are deferred and earned using the pro-rata method for level-term life policies and the effective yield method for decreasing-term life policies.  Premiums on accident and health policies are earned based on an average of the pro-rata method and the effective yield method.

            Claims of the insurance subsidiaries are expensed as incurred and reserves are established for incurred but not reported claims.  Reserves for claims totaled $4,650,596 and $3,959,299 at December 31, 2018 and 2017, respectively, and are included in unearned insurance premiums on the consolidated statements of financial position.

            Policy acquisition costs of the insurance subsidiaries are deferred and amortized to expense over the life of the policies on the same methods used to recognize premium income.

            The primary revenue category included in other revenue relates to commissions earned by the Company on sales of auto club memberships. Commissions received from the sale of auto club memberships are earned at the time the membership is sold.  The Company sells the memberships as an agent for a third party.  The Company has no further obligations after the date of sale as all claims for benefits are paid and administered by the third party.

Depreciation and Amortization:

            Office machines, equipment and Company automobiles are recorded at cost and depreciated on a straight-line basis over a period of three to ten years.  Leasehold improvements are amortized on a straight-line basis over five years or less depending on the term of the applicable lease.  Depreciation and amortization expense for each of the three years ended December 31, 2018 was $4,631,106, $4,268,716 and $3,709,687, respectively.

Restricted Cash:

            Restricted cash consists of funds maintained in restricted accounts in order to comply with certain requirements imposed on insurance companies by the State of Georgia and to meet the reserve requirements of its reinsurance agreements.  Restricted cash also includes escrow deposits held by the Company on behalf of certain real estate mortgage customers.

	Year Ended December 31, (In thousands)
	2018	2017	2016
Cash and cash equivalents	$ 10,280	$ 30,566	$ 58,441
Restricted cash	3,746	4,678	2,672
Total cash, cash equivalents and restricted cash	$ 14,026	$ 35,244	$ 61,113

Equity Method Investment:

            During 2017, the Company redeemed its previously held equity fund investment.  During periods the Company held the investment, it evaluated the unconsolidated equity investment to determine whether it should be recorded on a consolidated basis.  The percentage ownership interest in the equity investment, an evaluation of control and whether a variable interest entity ("VIE") existed were are all considered in the Company's consolidation assessment.

            The Company accounted for its equity investment where it owned a non-controlling interest or where it is not the primary beneficiary of a VIE using the equity method of accounting.  Under the equity method, the Company's cost of an investment was adjusted for its share of equity in the earnings or losses of the unconsolidated investment and reduced by distributions received.  There was no difference between the cost of the Company's equity investment and the value of the underlying equity as reflected in the unconsolidated equity investment's financial statements.

            The Company assessed the carrying value of its equity method investment for impairment in accordance with ASC 323-10, Investments - Equity Method and Joint Ventures.  The Company assessed whether there were any indicators that the fair value of the Company's equity method investment might have been impaired.  An investment is deemed impaired if the Company's estimate of the fair value of the investment is less than the carrying value of the investment and such decline in value is deemed to be other than temporary.  During the years ended December 31, 2017 and 2016, no impairment of the Company's equity method investment was recognized.

Impairment of Long-Lived Assets:

            The Company annually evaluates whether events and circumstances have occurred or triggering events have occurred that indicate the carrying amount of property and equipment may warrant revision or may not be recoverable.  When factors indicate that these long-lived assets should be evaluated for possible impairment, the Company assesses the recoverability by determining whether the carrying value of such long-lived assets will be recovered through the future undiscounted cash flows expected from use of the asset and its eventual disposition.  Based on Management’s evaluation, there was no impairment of the carrying value of the long-lived assets, including property and equipment at December 31, 2018 or 2017.

Income Taxes:

            The Financial Accounting Standards Board (“FASB”) issued ASC 740-10.  FASB ASC 740-10 provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits.  Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized.  FASB ASC 740-10 also provides guidance on measurement, de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  At December 31, 2018 and December 31, 2017, the Company had no uncertain tax positions.

            The Company’s insurance subsidiaries are treated as taxable entities and income taxes are provided for where applicable (Note 12).  No provision for income taxes has been made by the Company since it has elected to be treated as an S Corporation for income tax reporting purposes. However, the state of Louisiana does not recognize S Corporation status, and the Company has accrued amounts necessary to pay the required income taxes in such state.

Collateral Held for Resale:

            When the Company takes possession of collateral which secures a loan, the collateral is recorded at the lower of its estimated resale value or the loan balance.  Any losses incurred at that time are charged against the Allowance for Loan Losses.

Marketable Debt Securities:

            Management has designated a significant portion of the Company’s investment securities held in the Company's investment portfolio at December 31, 2018 and 2017 as being available-for-sale.  This portion of the investment portfolio is reported at fair value with unrealized gains and losses excluded from earnings and reported in other comprehensive income (loss) included in the consolidated statements of comprehensive income (loss).  Gains and losses on sales of securities designated as available-for-sale are determined based on the specific identification method.  The remainder of the investment portfolio is carried at amortized cost and designated as held-to-maturity as Management has both the ability and intent to hold these securities to maturity.

Earnings per Share Information:

            The Company has no contingently issuable common shares, thus basic and diluted earnings per share amounts are the same.

Recent Accounting Pronouncements:

            In May 2014, the FASB issued Accounting Standards Update ("ASU") 2014-09, "Revenue from Contracts with Customers."  The update supersedes revenue recognition requirements in Topic 605, "Revenue Recognition," including most industry-specific revenue guidance in the FASB Accounting Standards Codification.  The new guidance stipulates that an entity should recognize revenue to depict the transfer of promised goods or services to customers is an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  The guidance provides specific steps that entities should apply in order to achieve this principle.  The amendments were effective for interim and annual periods beginning after December 15, 2017.  The Company adopted this guidance using the “modified retrospective“ method effective January 1, 2018; as such, the Company applied the guidance only to the most recent period presented in the financial statements.  The Company categorizes it primary sources of revenue into three catagories: (1) interest related revenues, (2) insurance related revenue nad (3) revenue from contracts with customers.

(1)    Interest related revenues are specifically excluded from the scope of ASC 606 and accounted for under ASC Topic 310, “Receivables”.

(2)    Insurance related revenues are subject to industry-specific guidance withing the scope of ASC Topic 944, “Financial Services – Insurance” which remains unchanged.

(3)    Other revenues primarily relate to commissions earned by the Company on sales of auto club memberships.  Auto club commissions are revenue from contracts with customers and are accounted for in accordance with the guidance set forth in ASC 606.

Other revenues, as a whole, are immaterial to total revenues.  There was no change to previously reported amounts from the cumulative effect of the adoption of ASC 606.  During the three years ended December 31, 2018, 2017 and 2016, the Company recognized interest related income of $172.8 million, $151.4 million and $152.7 million, respectively, insurance related revenue of $44.4 million, $42.3 million and $47.6 million, respectively, and other revenues of $5.7 million, $5.4 million and $5.3 million, respectively.

              In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)".  This ASU supersedes existing guidance on accounting for leases in “Leases (Topic 840)”.  The update requires lessees to recognize leases as a right-of-use asset and a corresponding lease liability on balance sheet and disclose key information about leasing arrangements.  Topic 842 was subsequently amended by ASU No. 2018-01, Land Easement Practical Expedient for Transition to Topic 842; ASU No. 2018-10, Codification Improvements to Topic 842, Leases; and ASU No. 2018-11, Targeted Improvements.  The Company adopted the standard on January 1, 2019 using the optional transition method, which allowed for a modified retrospective method of adoption.  The Company elected the relief package of practical expedients for which there is no requirement to reassess existence of leases, their classification, and initial direct costs as well as the exemption for short-term leases with a term of less than a year.  We completed a comprehensive scoping exercise by reviewing our existing lease contracts and service contracts that may include embedded leases.  The Company’s leases are limited to leases of substantially all of its branch locations and certain properties at its corporate offices.  Upon adoption, we expect to recognize additional operating liabilities of approximately $29.9 million with corresponding right-of-use assets of the same amount on our consolidated balance sheet.  The Company is completing its evaluation of the standard’s expanded disclosure requirements which will be effective for the March 31, 2019 Form 10-Q.

            In June 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses”.  This ASU amends existing guidance to replace current generally accepted accounting principles used to measure a reporting company’s credit losses.  The objective of the update is to provide financial statement users with more information regarding the expected credit losses on commitments to extend credit held by a reporting company at each reporting date.  Amendments in the update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of information that supports credit loss estimates.  The ASU is effective for annual and interim periods beginning after December 15, 2019.  The Company is currently evaluating the impact this accounting standard is expected to have on our consolidated financial statements.

            In February 2018, the FASB issued ASU 2018-02, “Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”.  This update allows for a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from tax effects resulting from the reduction of the federal corporate income tax rate pursuant to enactment of the Tax Cuts and Jobs Act.  This guidance is effective for fiscal years, and interim periods within those fiscal years,  beginning after December 15, 2018, with early adoption permitted and is to be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized.  The Company adopted ASU 2018-02 in the first quarter of 2018, resulting in a $.8 million reclassification from accumulated other comprehensive income to retained earnings on the consolidated statement of financial condition and the consolidated statement of comprehensive income.